Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Share Based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Share options	51,054	45,973	40,533	5,822
Non-vested restricted shares	42,581	66,790	54,364	7,809
Total share-based compensation	93,635	112,763	94,897	13,631

Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2017		2018
Average risk-free rate of return	1.93%		2.78%
Weighted average expected option life	6.1	years	6.1	years
Estimated volatility	68.8%		57.6%
Average dividend yield	Nil		Nil

Summary of Stock Option Activity

The following table summarizes option activity during the year ended December 31, 2019:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	options	Price	Term	Options
		RMB		RMB
Outstanding as of January 1, 2019	571,474	343.14	7.0	34,344
Granted	—	—
Exercised	(152,410)	208.36
Forfeited	(32,359)	312.85
Outstanding as of December 31, 2019	386,705	398.80	6.3	6,455
Exercisable as of December 31, 2019	272,521	390.15	7.2	—

Summary of Non Vested Restricted Share Activity

A summary of non-vested restricted share activity during the year ended December 31, 2019 is presented below:

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares	value
		RMB
Non-vested as of January 1, 2019	370,613	483.29
Granted	37,566	418.16
Vested	(124,592)	506.02
Forfeited	(109,963)	543.68
Non-vested as of December 31, 2019	173,624	427.59